Schedule of Investments	Global Beta Smart Income ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 7.2%
Interpublic Group of Companies, Inc.	764	$28,444
Lumen Technologies, Inc.	3,973	48,868
Verizon Communications, Inc.	2,167	119,185
		196,497
Consumer Discretionary - 1.9%
H&R Block, Inc.	330	8,464
Leggett & Platt, Inc.	241	11,662
Newell Brands, Inc.	1,029	26,147
Travel + Leisure Co.	101	5,531
		51,804
Consumer Staples - 11.6%
Altria Group, Inc.	1,241	62,335
Flowers Foods, Inc.	508	12,258
Kellogg Co.	618	39,021
Philip Morris International, Inc.	834	85,902
Walgreens Boots Alliance, Inc.	2,288	116,116
		315,632
Energy - 7.1%
Antero Midstream Corp.	246	2,364
Equitrans Midstream Corp.	430	3,754
Exxon Mobil Corp.	1,941	105,823
Kinder Morgan, Inc.	2,086	33,939
ONEOK, Inc.	493	25,893
Williams Companies, Inc.	872	21,530
		193,303
Financials - 20.4%
American Financial Group, Inc.	185	25,519
Citizens Financial Group, Inc.	450	19,706
Comerica, Inc.	117	8,647
F.N.B. Corp.	310	3,621
Federated Hermes, Inc. - Class B	126	4,263
First Horizon Corp.	501	8,211
Franklin Resources, Inc.	580	18,815
Fulton Financial Corp.	169	2,679
Huntington Bancshares, Inc.	1,026	15,934
Janus Henderson Group PLC ^	178	7,718
KeyCorp	985	20,015
Mercury General Corp.	202	12,061
Navient Corp.	554	12,858
New York Community Bancorp, Inc.	425	5,321
Old Republic International Corp.	961	24,986
People's United Financial, Inc.	334	5,488
Principal Financial Group, Inc.	597	39,886
Progressive Corp.	1,324	127,554
Prudential Financial, Inc.	1,183	125,256
Regions Financial Corp.	907	18,530

Schedule of Investments (Continued)	Global Beta Smart Income ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4% (Continued)
Financials - 20.4% (Continued)
Umpqua Holdings Corp.	220	$4,283
United Bankshares, Inc.	92	3,342
Unum Group	1,268	33,754
Valley National Bancorp	313	4,082
		552,529
Health Care - 12.4%
Cardinal Health, Inc.	2,143	112,486
Gilead Sciences, Inc.	1,080	78,602
Pfizer, Inc.	3,135	144,430
		335,518
Industrials - 4.6%
3M Co.	473	92,112
MSC Industrial Direct Co., Inc. - Class A	99	8,337
Ryder System, Inc.	311	24,721
		125,170
Information Technology - 6.7%
International Business Machines Corp.	831	116,623
NortonLifeLock, Inc.	263	6,985
Seagate Technology Holdings PLC ^	312	27,328
Western Union Co.	571	12,356
Xerox Holdings Corp.	805	18,121
		181,413
Materials - 10.6%
Amcor PLC ^	3,005	38,614
Compass Minerals International, Inc.	62	4,150
Dow, Inc.	1,756	110,452
International Paper Co.	937	56,304
LyondellBasell Industries NV - Class A ^	776	77,872
		287,392
Real Estate - 2.8%
American Campus Communities, Inc.	53	2,695
CoreSite Realty Corp.	13	1,929
Corporate Office Properties Trust	62	1,747
Federal Realty Investment Trust	19	2,314
Highwoods Properties, Inc.	44	2,010
Iron Mountain, Inc.	260	12,415
Kimco Realty Corp.	212	4,620
Life Storage, Inc.	17	2,116
Medical Properties Trust, Inc.	181	3,707
National Retail Properties, Inc.	41	1,952
Omega Healthcare Investors, Inc.	72	2,414
Physicians Realty Trust	66	1,222
Realty Income Corp.	69	4,983
Simon Property Group, Inc.	102	13,714

Schedule of Investments (Continued)	Global Beta Smart Income ETF
August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4% (Continued)
Real Estate - 2.8% (Continued)
Spirit Realty Capital, Inc.	29	$1,501
STORE Capital Corp.	57	2,056
Urban Edge Properties	49	928
Ventas, Inc.	182	10,181
Vornado Realty Trust	64	2,680
		75,184
Utilities - 14.1%
ALLETE, Inc.	49	3,304
Consolidated Edison, Inc.	469	35,386
Duke Energy Corp.	675	70,645
Edison International	675	39,042
Entergy Corp.	277	30,639
FirstEnergy Corp.	799	31,057
National Fuel Gas Co.	84	4,352
NextEra Energy, Inc.	670	56,273
NorthWestern Corp.	56	3,562
OGE Energy Corp.	271	9,596
Pinnacle West Capital Corp.	119	9,151
PPL Corp.	690	20,252
Southern Co.	951	62,509
Spire, Inc.	83	5,536
		381,304
TOTAL COMMON STOCKS (Cost $2,314,140)		2,695,746

MONEY MARKET FUND - 0.1%
First American Government Obligations Fund - Class X, 0.03% (a)	3,055	3,055
TOTAL MONEY MARKET FUND (Cost $3,055)		3,055

TOTAL INVESTMENTS - 99.5% (Cost $2,317,195)		2,698,801
OTHER ASSETS LESS LIABILITIES - 0.5%		14,786
TOTAL NET ASSETS - 100.0%		$2,713,587

PLC - Public Limited Company
^ U.S. Dollar-denominated foreign security.
(a) 7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advisors LLC.

Global Beta ETF Trust - Organization and Investment Valuation
August 31, 2021 (Unaudited)

1. Organization
Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three operational exchange traded funds. The Global Beta Smart Income ETF ("GBDV”) is a diversified series of the Trust, and Global Beta Low Beta ETF ("GBLO") and Global Beta Rising Stars ETF ("GBGR") are non-diversified series' of the Trust, (all collectively, the "Funds"), and  pursuant to the 1940 Act. Global Beta Advisors LLC is the investment adviser to the Funds.

GBDV seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (the “Target Index”). There can be no guarantee the Fund will achieve its investment objective.

2. Significant Accounting Policies
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services —Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation
The net asset value (“NAV”) of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of each Fund's shares, securities held by each Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index. This may adversely affect each Fund’s ability to track its Target Index.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 - Quoted prices in active markets for identical assets.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value GBDV's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks	$2,695,746	$-	$-	$2,695,746
Short Term Investment	3,055	-	-	3,055

Total Investments in Securities	$2,698,801	$-	$-	$2,698,801

See the Schedule of Investments for further detail of investment classification.